Restructuring Charges - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 6,921,000	$ 7,565,000	$ 5,490,000
Restructuring liability	$ 4,900,000	$ 3,400,000
Assets held-for-sale [Member]
Restructuring Cost and Reserve [Line Items]
Number of vessels	2
Shuttle tankers reflagged [Member]
Restructuring Cost and Reserve [Line Items]
Number of vessels	1